Stock Option Plans and Warrants to Purchase Common Stock - Schedule of warrant activity (Details) - $ / shares		9 Months Ended	12 Months Ended
	May 06, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of warrant activity [Line Items]
Warrants, Granted			55,730	32,925
Weighted Average Exercise Price, Granted		$ 3.63	$ 8.85	$ 13.68
Exercise of common stock options (in shares)	6,411			2,018
Weighted Average Exercise Price, Exercised				$ 12.81
Warrants
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of warrant activity [Line Items]
Warrants opening, Balance		667	221,872	382,099
Weighted Average Exercise Price opening, Balance		$ 29.25	$ 33.79	$ 44.47
Warrants closing, Balance			667	221,872
Weighted Average Exercise Price closing, Balance			$ 29.25	$ 33.79
Exercise of common stock options (in shares)				(2)
Weighted Average Exercise Price, Exercised				$ 59.25
DO NOT USE FOR WARRANTS Expired (in shares)			(221,205)	(160,225)
Weighted Average Exercise Price, Expired			$ 33.81	$ 59.25